CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 31,168	$ 33,322
Accounts receivable - third parties (net of allowance for doubtful accounts of $473 and $408 as of December 31, 2021 and 2022, respectively)	1,293	1,282
Accounts receivable - related parties (net of allowance for doubtful accounts of $nil and $nil as of December 31,2021 and 2022, respectively)	1,144
Inventories	4,958	6,130
Prepaid expenses and other current assets	2,682	2,405
Current assets of discontinued operations		39,113
Total current assets	41,245	82,252
Non-current assets
Property, plant and equipment, net	6,862	6,396
Goodwill		19,177
Intangible assets, net	6,291	11,099
Long-term investments	246	169
Deferred tax assets	5,538	7,662
Other non-current assets	3,238	4,188
Operating lease right-of-use assets	17,253	24,840
Non-current assets of discontinued operations		127,293
TOTAL ASSETS	80,673	283,076
Current liabilities
Prepayments from customers - third parties, current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $843 and $440 as of December 31, 2021 and 2022, respectively)	1,830	3,429
Prepayments from customers - related parties, current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2021 and 2022, respectively)	25
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $1,637 and $1,215 as of December 31, 2021 and 2022, respectively)	13,690	15,671
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2021 and 2022, respectively)	6,277	1,465
Operating lease liabilities, current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $75 and $181 as of December 31, 2021 and 2022, respectively)	5,372	5,619
Deferred revenue, current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $20 and $nil as of December 31, 2021 and 2022, respectively)	5,039	7,454
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to the Group of $78,751 and $nil as of as of December 31, 2021 and 2022, respectively)		88,720
Total current liabilities	32,233	122,358
Non-current liabilities
Prepayments from customers, non-current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $nil and $200 as of December 31, 2021 and 2022, respectively)	871	921
Deferred revenue, non-current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2021 and 2022, respectively)	737	999
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of $104 and $57 as of December 31, 2021 and 2022, respectively)	8,600	9,575
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2021 and 2022, respectively)	959	1,755
Operating lease liabilities, non-current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $1,612 and $1,457 as of December 31, 2021 and 2022, respectively)	12,374	18,707
Non-current liabilities for discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIEs without recourse to the Group of $65,534 and $nil as of December 31, 2021 and 2022, respectively)		49,605
TOTAL LIABILITIES	55,774	203,920
MEZZANINE EQUITY
Redeemable non-controlling interests	111	4,942
EQUITY
Ordinary shares (par value of $0.001 per share; 990,000,000 shares authorized; 29,213,801 shares issued and 28,035,934 shares outstanding as of December 31, 2021; 29,213,801 shares issued and 28,200,755 shares outstanding as of December 31, 2022)	29	29
Treasury stock	(7,445)	(8,667)
Additional paid-in capital	135,060	136,504
Statutory reserve	5,293	5,164
Accumulated other comprehensive income (loss)	(1,625)	257
Accumulated deficit	(107,059)	(65,559)
Total Gravitas Education Holdings, Inc. shareholders' equity	24,253	67,728
Non-controlling interests	535	6,486
TOTAL EQUITY	24,788	74,214
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 80,673	$ 283,076